Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of financing and interest

	Years Ended December 31
	2020	2019
Interest on credit facilities	$15,256	$20,376
Interest on long-term notes	90,830	86,431
Interest on lease obligations	448	610
Non-cash financing	6,617	4,735
Accretion of asset retirement obligations (note 10)	8,978	13,713
Early redemption expense (note 9)	3,312	—
Financing and interest	$125,441	$125,865